Financial instruments - Foreign exchange risk management (Details) - Foreign exchange risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivatives - cash flow hedging instruments
Financial instruments
Notional amount	€ 475,890	€ 438,206
Derivatives, maturity	12 months
Derivatives - not designated as hedging instruments
Financial instruments
Notional amount	€ 2,421,508	€ 1,750,198